Fair Value Measurement (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 488	$ 969
Carrying Reported Amount Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Carrying Amount	488	969
Level 1 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	0	0
Level 2 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	488	(969)
Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Quantitative Information about Level 3 Fair Value Measurements
Estimated Fair Value	$ 0	$ 0